NON-CURRENT ASSETS HELD FOR SALE (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Property, plant and equipment	$ 7,034,299	$ 6,919,495	$ 6,896,396
Total Non-Current Assets	11,224,237	11,283,821	$ 10,983,979
Non-current assets held for sale [member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Land	160	160
Buildings	1,122	1,122
Property, plant and equipment	2,225	1,777
Total Non-Current Assets	$ 3,507	$ 3,059